Share-Based Payment (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2023 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Feb. 29, 2024 shares	Dec. 31, 2023 ₪ / shares	Oct. 04, 2023 USD ($) $ / shares shares	Oct. 04, 2023 ₪ / shares	Sep. 26, 2023 USD ($) $ / shares shares	Sep. 26, 2023 ₪ / shares	Sep. 25, 2023 USD ($) $ / shares shares	Sep. 07, 2023 USD ($) $ / shares shares	Sep. 07, 2023 ₪ / shares	Aug. 30, 2023 USD ($) $ / shares shares	Aug. 21, 2023 USD ($) $ / shares shares	Aug. 21, 2023 ₪ / shares	Aug. 15, 2023 USD ($) $ / shares shares	Aug. 15, 2023 ₪ / shares	May 28, 2023 USD ($) $ / shares shares	May 28, 2023 ₪ / shares	Apr. 23, 2023 USD ($) $ / shares shares	Apr. 23, 2023 ₪ / shares	Mar. 02, 2023 $ / shares shares	Mar. 02, 2023 ₪ / shares shares	Mar. 01, 2023 USD ($) $ / shares shares	Mar. 01, 2023 ₪ / shares	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 ₪ / shares	Mar. 02, 2022 USD ($)	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Share-Based Payment [Line Items]
Extension of share option plan	10 years
Vesting description of options		granted under the 2011 Plan, prior to January 2020, generally vest over a four-year period following the date of the grant in 13 installments: 25% on the first anniversary of the grant date and 6.25% at the end of each quarter thereafter.
Granted options, percentage		25.00%
Option granted																										147,000
Exercise price of options | (per share)		$ 6.67	₪ 19.91													$ 5.33	₪ 20.07												₪ 20.38	₪ 20.38
Fair value of the options (in Dollars) | $		$ 17									$ 45,000
Ordinary shares																20,000
Exercise price range (in New Shekels per share) | ₪ / shares		$ 2,022	₪ 29.68
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Exercise price of options | (per share)		$ 6.62			₪ 23.91
Fair value of the options (in Dollars) | $		$ 51,000
Israeli Share Option Plan [Member] | Top of range [member]
Share-Based Payment [Line Items]
Option granted		20,800
Israeli Share Option Plan [Member] | Bottom of range [member]
Share-Based Payment [Line Items]
Option granted		6,667
Israeli Share Option Plan [Member]
Share-Based Payment [Line Items]
Option granted						2,500		9,050						24,050						40,000		40,000	40,000	3,333		60,331
Exercise price of options | (per share)						$ 5.39	₪ 21.51	$ 5.39	₪ 20.6					$ 5.68	₪ 21.54					$ 4.83	₪ 17.67	$ 4.6	₪ 16.76	$ 4.57	₪ 16.63	$ 4.5	₪ 16.53
Fair value of the options (in Dollars) | $																										$ 108,000
Fair value of options (in Dollars) | $								$ 17,000						$ 48,000		$ 37,000				$ 65,000						$ 6,000		$ 71,000
US Share Option Plan [Member]
Share-Based Payment [Line Items]
Option granted										2,500	32,000		9,050	54,650				90,000								3,333
Exercise price of options | (per share)										$ 5.47	$ 5,620	₪ 21.63	$ 5.91	$ 5.86				$ 5.25	₪ 19.46							$ 4.57
Fair value of the options (in Dollars) | $										$ 6,000			$ 22,000	$ 18,000
Fair value of options (in Dollars) | $						$ 5,000												$ 217,000						$ 6
Number of share purchased														7,500
Non-adjusting events after reporting period [Member] | 2011 Option Plan [Member]
Share-Based Payment [Line Items]
Option granted				27,467